UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               -----------------

Check here if Amendment []: Amendment Number:
                                             ---------------

       This Amendment (Check only one.):           [] is a restatement.
                                                   [] adds new holdings entries

Institutional Investment Manager Filing this Report:


Name:      Anchorage Capital Group, L.L.C.
Address:   610 Broadway, 6th Floor
           New York, NY  10012


Form 13F File Number: 028-11711
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Kevin Ulrich
Title:  Chief Executive Officer of Anchorage Capital Group, L.L.C.
Phone:  212-432-4600

Signature, Place and Date of Signing:

        /s/ Kevin Ulrich             New York, New York       February 14, 2011
---------------------------------  -----------------------    -----------------
           [Signature]                  [City, State]               [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                              ---------------

Form 13F Information Table Entry Total:              37
                                              ---------------

Form 13F Information Table Value Total:           $949,234
                                              ---------------
                                               (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




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                                                Anchorage Capital Group, L.L.C.
                                                   FORM 13FInformation Table
                                                Quarter Ended December 31, 2010

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                                                        VALUE     SHRS OR    SH/  PUT/ INVESTMENT   OTHER         VOTING AUTHORITY
                                                       --------   -------    ---  ---- ----------  -------- ------------------------
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT    PRN  CALL DISCRETION  MANAGERS   SOLE       SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
A123 SYS INC                 COM             03739T108   12,144   1,272,918  SH         SOLE                  1,272,918
BEAZER HOMES USA INC         COM             07556Q105   17,606   3,266,500  SH         SOLE                  3,266,500
BEAZER HOMES USA INC         NT SUB7.5%2013  07556Q402    3,523     125,000  PRN        SOLE                                    NONE
BEAZER HOMES USA INC         UNIT 99/99/9999 07556Q501    2,133      90,000  SH         SOLE                     90,000
BJS WHOLESALE CLUB INC       COM             05548J106   49,816   1,040,000  SH         SOLE                  1,040,000
BOOZ ALLEN HAMILTON HLDG COR CL A            099502106    7,997     411,600  SH         SOLE                    411,600
BP PLC                       SPONSORED ADR   055622104   86,132   1,950,000  SH   CALL  SOLE                  1,950,000
BP PLC                       SPONSORED ADR   055622104   13,251     300,000  SH   PUT   SOLE                    300,000
CIT GROUP INC                COM NEW         125581801   18,945     402,224  SH         SOLE                    402,224
CITIGROUP INC                COM             172967101    7,095   1,500,000  SH         SOLE                  1,500,000
COTT CORP QUE                COM             22163N106   21,346   2,369,123  SH         SOLE                  2,369,123
DEX ONE CORP                 COM             25212W100    5,509     738,513  SH         SOLE                    738,513
DORAL FINL CORP              COM NEW         25811P886   10,493   7,603,692  SH         SOLE                  7,603,692
ENER1 INC                    COM NEW         29267A203   33,585   8,861,381  SH         SOLE                  8,861,381
ENERGY XXI (BERMUDA) LTD     USD UNRS SHS    G10082140   14,859     536,994  SH         SOLE                    536,994
FRONTEER GOLD INC            COM             359032109   50,795   4,342,123  SH         SOLE                  4,342,123
GENERAL MTRS CO              COM             37045V100   36,860   1,000,000  SH         SOLE                  1,000,000
GENERAL MTRS CO              JR PFD CNV SRB  37045V209   21,644     400,000  PRN        SOLE                                    NONE
HAMPTON ROADS BANKSHARES INC COM             409321106   93,522 179,850,205  SH         SOLE                179,850,205
HEWLETT PACKARD CO           COM             428236103   35,208     836,300  SH   CALL  SOLE                    836,300
ISTAR FINL INC               COM             45031U101    6,506     831,980  SH         SOLE                    831,980
J CREW GROUP INC             COM             46612H402   37,788     875,932  SH         SOLE                    875,932
LEAR CORP                    COM NEW         521865204   43,287     438,525  SH         SOLE                    438,525
LIVEPERSON INC               COM             538146101   38,208   3,381,214  SH         SOLE                  3,381,214
MATTEL INC                   COM             577081102   10,172     400,000  SH   CALL  SOLE                    400,000
OWENS CORNING NEW            COM             690742101   24,453     785,000  SH         SOLE                    785,000
PMI GROUP INC                COM             69344M101    3,630   1,100,000  SH         SOLE                  1,100,000
POPULAR INC                  COM             733174106   17,019   5,420,000  SH         SOLE                  5,420,000
QUAD / GRAPHICS INC          COM CL A        747301109    6,310     152,934  SH         SOLE                    152,934
SEABRIDGE GOLD INC           COM             811916105    6,136     200,000  SH         SOLE                    200,000
SMURFIT-STONE CONTAINER CORP COM             83272A104    6,496     253,760  SH         SOLE                    253,760
STERLING FINL CORP WASH      COM NEW         859319303   43,114   2,272,727  SH         SOLE                  2,272,727
SUNOCO INC                   COM             86764P109   60,465   1,500,000  SH   CALL  SOLE                  1,500,000
SUPERMEDIA INC               COM             868447103      692      79,475  SH         SOLE                     79,475
SYNOVUS FINL CORP            COM             87161C105   88,458  33,507,000  SH         SOLE                 33,507,000
TEMPLE INLAND INC            COM             879868107    9,282     437,000  SH         SOLE                    437,000
U S AIRWAYS GROUP INC        COM             90341W108    4,755     475,000  SH         SOLE                    475,000
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